CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,605,374)	$ (10,298,063)
Items not affecting cash:
Depreciation	51,112	80,371
Stock-based compensation	0	1,052,637
Loss from equity investee	78,933	116,295
Interest expense	197,120	194,122
Deferred income tax recovery	(1,792,159)	(1,050,532)
Gain on sale of mineral property interests	(28,096)	0
Impairment of mineral property interests	552,095	437,732
Unrealized foreign exchange gain	(1,288,443)	(76,744)
Changes in assets and liabilities:
Receivables	83,832	(31,674)
Prepaid expenses	(185,425)	(167,729)
Other assets	12,495	(11,817)
Accounts payable and accrued liabilities	348,702	(109,693)
Deposit on metal credit delivering obligation	0	40,000,000
Net cash provided by (used in) operating activities	(7,575,208)	30,134,905
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	9,722,897
Share issue costs	0	(86,636)
Net cash provided by financing activities	0	9,636,261
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	(100,000)	(50,000)
Reclamation deposits	17,249	115,180
Acquisition of equipment	(13,074)	(4,736)
Proceeds from sale of royalty interest	0	5,000,000
Proceeds from sale of mineral property interests	28,096	0
Net cash provided by (used in) investing activities	(67,729)	5,060,444
Effect of foreign currency translation on cash and cash equivalents	(319,981)	(429,779)
Change in cash and cash equivalents during the period	(7,962,918)	44,401,831
Cash and cash equivalents, beginning of period	46,701,216	4,255,508
Cash and cash equivalents, end of period	38,738,298	48,657,339
Cash paid for interest during the period	0	0
Cash paid for income taxes during the period	$ 0	$ 0